DEFERRED TAX - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Tax [Line Items]
Deferred tax liability (asset)	$ (4,160)	$ (5,126)	$ (3,653)
Deferred tax asset	6,418	7,134
Deferred tax liability	2,258	2,008
Tax effect of intangible assets		5,797
Management Performance Projections 2025 to 2029
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances unutilized	59,755
Trading losses and other allowances not recognized	24,861
Capital allowances	36,909
Trading losses and other allowances
Disclosure Of Deferred Tax [Line Items]
Deferred tax liability (asset)	(2,757)	(2,522)
Intangible assets
Disclosure Of Deferred Tax [Line Items]
Deferred tax asset	4,615	5,797
Deferred tax liability	3,212	3,193
Future tax refunds
Disclosure Of Deferred Tax [Line Items]
Deferred tax asset	$ 261	116
Management Performance Projections 2024 to 2028
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances unutilized		52,390
Trading losses and other allowances not recognized		29,199
Management Performance Projections 2024 To 2030
Disclosure Of Deferred Tax [Line Items]
Capital allowances		58,665
Capital allowance not recognized		$ 12,289